Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Fixed maturities (amortized cost: $28,255.9 and $20,209.9)		$ 28,111.5
Short-term investments (amortized cost: $1,795.9 and $2,869.4)		1,795.9
Fixed maturities (amortized cost: $28,255.9 and $20,209.9)		29,907.4
Nonredeemable preferred stocks (cost: $1,002.6 and $698.6)		1,033.9
Common equities (cost: $1,148.9 and $1,499.0)		2,626.1
Total equity securities		3,660.0
Total investments		33,567.4
Fixed maturities (amortized cost: $28,255.9 and $20,209.9)			$ 20,201.7
Short-term investments (amortized cost: $1,795.9 and $2,869.4)			2,869.4
Total available-for-sale securities			23,071.1
Nonredeemable preferred stocks (cost: $1,002.6 and $698.6)			803.8
Common equities (cost: $1,148.9 and $1,499.0)			3,399.8
Total equity securities			4,203.6
Total investments			27,274.7
Cash and cash equivalents		69.5	265.0
Restricted cash		5.5	10.3
Total cash, cash equivalents, and restricted cash		75.0	275.3
Accrued investment income		190.8	119.7
Premiums receivable, net of allowance for doubtful accounts of $252.1 and $210.9		6,497.1	5,422.5
Reinsurance recoverables		2,696.1	2,273.4
Prepaid reinsurance premiums		309.7	203.3
Deferred acquisition costs		951.6	780.5
Property and equipment, net of accumulated depreciation of $1,033.2 and $940.6		1,131.7	1,119.6
Goodwill		452.7	452.7
Intangible assets, net of accumulated amortization of $247.7 and $175.7		294.6	366.6
Net deferred income taxes		43.2	0.0
Other assets		365.1	412.9
Total assets		46,575.0	38,701.2
Liabilities
Unearned premiums		10,686.5	8,903.5
Loss and loss adjustment expense reserves		15,400.8	13,086.9
Net deferred income taxes		0.0	135.0
Accounts payable, accrued expenses, and other liabilities	[1]	5,046.5	3,481.0
Debt	[2]	4,404.9	3,306.3
Total liabilities		35,538.7	28,912.7
Redeemable noncontrolling interest (NCI)	[3]	214.5	503.7
Shareholders’ Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5 and 0)		493.9	0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 214.3 and 215.8)		583.2	581.7
Paid-in capital		1,479.0	1,389.2
Retained earnings		8,386.6	6,031.7
Accumulated other comprehensive income:
Net unrealized gains (losses) on securities		(105.6)	1,295.0
Net unrealized losses on forecasted transactions		(17.2)	(14.8)
Accumulated other comprehensive (income) loss attributable to NCI		1.9	2.0
Total accumulated other comprehensive income attributable to Progressive		(120.9)	1,282.2
Total shareholders’ equity		10,821.8	9,284.8
Total liabilities, redeemable NCI, and shareholders’ equity		$ 46,575.0	$ 38,701.2

[1]	See Note 12 – Litigation, Note 13 – Commitments and Contingencies, and Note 14 – Dividends for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.
[3]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.